Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 73,894	$ 15,184	$ 15,897
Gain of disposed building	$ 137,624